THE OHIO NATIONAL LIFE INSURANCE COMPANY
OHIO NATIONAL VARIABLE ACCOUNT A

SUPPLEMENT DATED MARCH 7, 2002 TO THE FOLLOWING VARIABLE ANNUITY PROSPECTUSES DATED DECEMBER 15, 2001:

"ONCORE FLEX," "ONCORE LITE," "ONCORE PREMIER," "ONCORE VALUE" AND "ONCORE XTRA"

SUBSTITUTION OF FUNDS

We have applied for an order by the Securities and Exchange Commission to allow us to substitute the securities issued by certain portfolios of Ohio National Fund, Inc. in place of those issued by the Strong Multi Cap Value Fund II and three portfolios in the Alliance Variable Products Series Fund, Inc. (Class B). We propose to replace any contract values you might have in the "Replaced" funds listed below with the same amount of contract value in the "Replacement" funds in the second column:

             REPLACED FUNDS                             REPLACEMENT FUNDS
             --------------                             -----------------
Strong Multi Cap Value Fund II              Ohio National Fund Capital Appreciation
                                            Portfolio
Alliance Global Bond Portfolio              Ohio National Fund Bond Portfolio
Alliance Quasar Portfolio                   Ohio National Fund Small Cap Portfolio
Alliance Growth & Income Portfolio          Ohio National Fund Capital Appreciation
                                            Portfolio

There is no assurance the SEC will grant the requested order. If the requested order is issued, we will move all contract values that are then invested in the Replaced funds into shares of the corresponding Replacement funds. These substitutions will be made at net asset value without any cost to you.

We have discontinued the Replaced funds as available funds under all contracts because:

- Until 2001, the Strong Multi Cap Value Fund II was called the Strong Schafer Value Fund II. It was managed by David Schafer under a joint marketing alliance between Strong Capital Management, Inc. and Schafer Capital Management, Inc. Strong has now bought out Schafer's interest in that joint alliance and David Schafer is no longer managing the fund. We have not offered the fund in these contracts issued since March 19, 2001.

- The three Alliance portfolios replaced three portfolios of the Brinson Series Trust as a result of mergers of the following previously available Brinson portfolios into the Alliance portfolios listed in the second column below. As a result, these Brinson portfolios no longer exist.

           BRINSON PORTFOLIOS                          ALLIANCE PORTFOLIOS
           ------------------                          -------------------
Strategic Income                            Global Bond
Small Cap                                   Quasar
Growth & Income                             Growth & Income

- Brinson Advisors, Inc. discontinued the availability of the Brinson Strategic Income and Brinson Small Cap portfolios in any contracts issued on or after September 15, 2000. Ohio National has been unable to offer those portfolios as available funds since then.

- Brinson Advisors, Inc. no longer manages the assets of these portfolios. Their investment adviser is now Alliance Capital Management, L.P. Since the Brinson Growth & Income portfolio's assets were being merged into the Alliance Growth & Income portfolio, and being managed by Alliance instead of Brinson, Ohio National discontinued the availability of the Growth & Income portfolio in these contracts.

The Brinson Tactical Allocation Portfolio will continue to be managed by Brinson Advisors. This fund is not subject to our requested substitution order. The Brinson Tactical Allocation Portfolio will continue to be offered in your variable annuity contract.

Each of the Replacement funds has substantially similar investment objectives as its corresponding Replaced fund. See your fund prospectuses, dated May 1, 2001 for descriptions of the Replacement funds and the Replaced funds.

Each of the Replacement funds has historically had lower fund expenses than the Replaced fund it is intended to replace. In 2001, the actual fund expenses incurred by two of the Replaced funds would have been even higher had they not been reduced by their investment advisers through voluntary expense reductions. The fund expenses for the three Alliance funds include a 12b-1 plan distribution charge of 0.25%. The fund expense factors for 2001 were as follows:

                                            STRONG MULTI CAP VALUE    ONF CAPITAL APPRECIATION
                                            ----------------------    ------------------------
Management fees                                      0.75%                      0.80%
Distribution (12b-1) fees                            0.00%                      0.00%
Other fund expenses                                  0.55%                      0.13%
Total fund expenses (without voluntary
  expense reductions)                                1.30%                      0.93%
Voluntary expense reduction                          0.10%                      0.00%
Total fund expenses after voluntary
  expense reduction                                  1.20%                      0.93%

                                             ALLIANCE GLOBAL BOND        OHIO NATIONAL BOND
                                             --------------------        ------------------
Management fees                                      0.65%                      0.60%
Distribution (12b-1) fees                            0.25%                      0.00%
Other fund expenses                                  0.42%                      0.15%
Total fund expenses (without voluntary
  expense reductions)                                1.32%                      0.75%
Voluntary expense reduction                          0.00%                      0.00%
Total fund expenses after voluntary
  expense reduction                                  1.32%                      0.75%

                                               ALLIANCE QUASAR        OHIO NATIONAL SMALL CAP
                                               ---------------        -----------------------
Management fees                                      1.00%                      0.80%
Distribution (12b-1) fees                            0.25%                      0.00%
Other fund expenses                                  0.18%                      0.16%
Total fund expenses (without voluntary
  expense reductions)                                1.43%                      0.96%
Voluntary expense reduction                          0.23%                      0.00%
Total fund expenses after voluntary
  expense reduction                                  1.20%                      0.96%

                                           ALLIANCE GROWTH & INCOME   ONF CAPITAL APPRECIATION
                                           ------------------------   ------------------------
Management fees                                      0.63%                      0.80%
Distribution (12b-1) fees                            0.25%                      0.00%
Other fund expenses                                  0.04%                      0.13%
Total fund expenses (without voluntary
  expense reductions)                                0.92%                      0.93%
Voluntary expense reduction                          0.00%                      0.00%
Total fund expenses after voluntary
  expense reduction                                  0.92%                      0.93%

FREE TRANSFERS TO OTHER AVAILABLE FUNDS

Between now and until the date the SEC permits us to make the substitutions, you may transfer your contract values from the Replaced funds to any other funds available under your contract. For up to 30 days after the date the substitutions occur, you may transfer your contract values from the Replacement funds to any other funds available under your contract. We will not charge you a transfer fee for any of those transfers. Those transfers will not count against the number of free transfers you are permitted to make without a fee.

If you do nothing, any contract values you have in the Replaced funds will automatically be transferred, at net asset value and without any cost to you, if the SEC issues an order allowing us to make the proposed substitutions.